Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,736,905.43
Total Fee Amount	239.87
Total Offset Amount	0.00
Net Fee	$ 239.87
Offering Table N/A
Offset Table N/A	N/A